Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	346,732	208,518
Buildings	148,459	91,215
Furniture	14,480	9,327
Office equipment	27,031	19,656
Vehicles	99	68
Total cost of property and equipment	536,801	328,784
Less: Accumulated depreciation	(264,089)	(179,608)
Impairment	(41,889)	(17,918)
Add: Foreign exchange differences	252	17
Construction in progress	720	50
Total	231,795	131,325

Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were RMB76,353, RMB71,697 and RMB42,621, respectively.

Impairment loss for the years ended December 31, 2020, 2021 and 2022 were RMB3,460, RMB16,347 and RMB875, respectively.

Loss on disposal for the years ended December 31, 2020, 2021 and 2022 were RMB138,827, RMB19,389 and RMB26,707, respectively.

As of December 31, 2022, the Group had no significant outstanding capital commitments.